Income Taxes Deferred Taxes (Details) - USD ($) $ in Millions		Sep. 30, 2018	Sep. 30, 2017
Deferred income tax assets:
Accruals and allowances		$ 22.1	$ 40.6
Employee related accruals and allowances		213.2	265.1
State net operating loss carryforwards		78.4	70.6
State credit carryforwards, net of federal benefit		64.8	54.4
U.S. and foreign tax credit carryforwards		14.7	135.9
Federal and foreign net operating loss carryforwards		188.7	204.1
Restricted stock and options		46.7	81.0
Other		45.3	32.8
Deferred Tax Assets, Gross		673.9	884.5
Deferred income tax liabilities:
Property, plant and equipment		1,509.7	2,154.1
Deductible intangibles and goodwill		698.1	1,091.4
Inventory reserves		168.6	236.1
Deferred gain		258.8	405.2
Pension obligations		60.1	90.8
Basis difference in joint ventures		35.5	57.1
Other			8.3
Deferred Tax Liabilities, Gross		2,730.8	4,043.0
Valuation allowances		229.4	219.1
Net deferred income tax liability		2,286.3	3,377.6
Long-term deferred tax asset	[1]	35.2	32.6
Deferred income taxes		2,321.5	3,410.2
Net deferred income tax liability		$ 2,286.3	$ 3,377.6

[1]	The long-term deferred tax asset is presented in Other assets on the consolidated balance sheets.